E-QURE CORP. - BALANCE SHEETS		Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Current Assets:
Cash		$ 1,002,227	$ 1,376,836	$ 76,535
Total current assets		1,002,227	1,376,836	76,535
Total assets		1,002,227	1,376,836	76,535
Current Liabilities:
Accounts payable		$ 1,564	$ 5,064	$ 21,368
Convertible notes payable to related parties, net of discount		0	0	4,874
Convertible notes payable, net of discount		0	0	89,106
Total current liabilities		$ 1,564	$ 5,064	$ 115,348
Total liabilities		1,564	5,064	115,348
Stockholders' equity (deficit):
Preferred stock	[1]	0	0	0
Common stock	[2]	22,013	22,013	2,845
Additional paid-in capital		30,290,289	30,290,289	3,541,052
Common stock subscription receivable		(100,000)	(270,000)	0
Accumulated deficit		(29,211,639)	(28,670,530)	(3,582,710)
Total stockholders' equity (deficit)		1,000,663	1,371,722	(38,813)
Total liabilities and stockholders' equity		$ 1,002,227	$ 1,376,836	$ 76,535

[1]	$0.00001 par value. Authorized 20,000,000 shares: no shares issued and outstanding at September 30, 2015, December 31, 2014 and 2013.
[2]	$0.00001 par value. Authorized 500,000,000 shares: 20,012,562 shares and 2,845,450 issued and outstanding at September 30, 2015, December 31, 2014 and 2013, respectively.